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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: December 31, 2012
                                               -----------------------

Check Here if Amendment / /; Amendment Number:
                                               ---------
   This Amendment (Check only one.):    / / is a restatement.
                                        / / adds new holdings entries.

Institutional Investment Manager Filing this Report:

   Name:         Boyar Asset Management Inc.
                 -------------------------------
   Address:      35 East 21st Street
                 -------------------------------
                 New York, NY 10010
                 -------------------------------

Form 13F File Number: 28-10330
                         ---------------------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Mark A. Boyar
         -------------------------------
Title:   President
         -------------------------------
Phone:   212-995-8300
         -------------------------------

Signature, Place, and Date of Signing:

        /s/ Mark A. Boyar             New York, New York   February 13, 2012
   -------------------------------    ------------------   -----------------
           [Signature]                   [City, State]           [Date]

Report Type (Check only one.):

/X/ 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

/ / 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

/ / 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

None.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:      0
                                        --------------------

Form 13F Information Table Entry Total: 56
                                        --------------------

Form 13F Information Table Value Total: $88,775
                                        ----------------------
                                            (in thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None.

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
            ITEM 1              ITEM 2    ITEM 3   ITEM 4      ITEM 5      ITEM 6  ITEM 7        ITEM 8
------------------------------ -------- --------- ------- ---------------- ------- ------ -------------------
                               TITLE OF            VALUE  SH/PRN  SH/ PUT/ INVSTMT OTHER    VOTING AUTHORITY
            ISSUER              CLASS     CUSIP   (x1000) AMOUNT  PRN CALL DISCRTN  MGRS   SOLE   SHARED NONE
AMC Networks Inc                 CL A   00164V103     654  13,211 SH        Sole           13,211
American Express Co              COM    025816109     508   8,837 SH        Sole            8,837
Ameriprise Financial Inc         COM    03076C106   2,647  42,264 SH        Sole           42,264
Bank of America Corporation      COM    060505104   1,790 154,167 SH        Sole          154,167
Bank of New York Mellon Corp     COM    064058100   2,236  87,005 SH        Sole           87,005
Bristol-Myers Squibb Co          COM    110122108   2,007  61,578 SH        Sole           61,578
Broadridge Financial Solutions   COM    11133T103     357  15,587 SH        Sole           15,587
Cablevision Systems Corp         CL A   12686C109   1,113  74,491 SH        Sole           74,491
Callaway Golf Co                 COM    131193104      83  12,765 SH        Sole           12,765
Campbell Soup Co                 COM    134429109   1,865  53,447 SH        Sole           53,447
Carnival Corp                    COM    143658300   1,288  35,029 SH        Sole           35,029
Cisco Systems Inc                COM    17275R102   1,065  54,223 SH        Sole           54,223
Citigroup Inc                    COM    172967424   1,592  40,233 SH        Sole           40,233
Clorox Co                        COM    189054109   2,480  33,864 SH        Sole           33,864
Comcast Corp                   CL A SPL 20030N200   3,680 102,446 SH        Sole          102,446
CVS Caremark Corporation         COM    126650100     608  12,570 SH        Sole           12,570
Dell Inc                         COM    24702R101     429  42,355 SH        Sole           42,355
Diebold Inc                      COM    253651103     583  19,047 SH        Sole           19,047
Disney Walt Co Disney            COM    254687106   1,969  39,543 SH        Sole           39,543
Energizer Holdings Inc           COM    29266R108   2,165  27,072 SH        Sole           27,072
General Electric Co              COM    369604103   1,963  93,535 SH        Sole           93,535
Hanesbrands Inc                  COM    410345102   1,989  55,530 SH        Sole           55,530
Heinz H J Co                     COM    423074103   2,487  43,115 SH        Sole           43,115
Home Depot Inc                   COM    437076102   3,893  62,950 SH        Sole           62,950
Intel Corp                       COM    458140100   1,494  72,437 SH        Sole           72,437
International Business Machine   COM    459200101     253   1,322 SH        Sole            1,322
International Speedway Corp      CL A   460335201     496  17,950 SH        Sole           17,950
Interval Leisure Group Inc       COM    46113M108     981  50,600 SH        Sole           50,600
Johnson & Johnson                COM    478160104   1,926  27,475 SH        Sole           27,475
JPMorgan Chase & Co              COM    46625H100   3,556  80,874 SH        Sole           80,874
Kimberly Clark Corp              COM    494368103     346   4,100 SH        Sole            4,100
Kraft Foods Group Inc            COM    50076Q106   1,476  32,455 SH        Sole           32,455
Madison Square Garden Inc        CL A   55826P100   2,578  58,130 SH        Sole           58,130
Marriott Intl Inc                CL A   571903202   1,291  34,640 SH        Sole           34,640
Meredith Corp                    COM    589433101   2,641  76,664 SH        Sole           76,664
MGM Resorts International        COM    552953101     411  35,282 SH        Sole           35,282
Microsoft Corp                   COM    594918104   2,994 112,083 SH        Sole          112,083
Molson Coors Brewing Co          CL B   60871r209   1,688  39,437 SH        Sole           39,437
Mondelez Intl Inc                CL A   609207105   2,366  92,974 SH        Sole           92,974
NASDAQ OMX Group Inc             COM    631103108     459  18,350 SH        Sole           18,350
Pfizer Inc                       COM    717081103   4,661 185,843 SH        Sole          185,843
Reis Inc                         COM    75936P105     377  28,900 SH        Sole           28,900
Saks Inc                         COM    79377W108     928  88,250 SH        Sole           88,250
Scotts Miracle-Gro Co            CL A   810186106   1,347  30,582 SH        Sole           30,582
Sysco Corp                       COM    871829107   1,452  45,849 SH        Sole           45,849
Time Warner Inc                  COM    887317303   3,902  81,577 SH        Sole           81,577
Travelers Companies Inc          COM    89417E109   4,174  58,111 SH        Sole           58,111
Trinity Pl Holdings Inc          COM    89656D101      96  19,400 SH        Sole           19,400
United Parcel Service Inc        CL B   911312106   2,199  29,819 SH        Sole           29,819
Verizon Communications Inc       COM    92343V104     567  13,112 SH        Sole           13,112
Viggle Inc                       COM    92672V105      44  35,000 SH        Sole           35,000
Waste Management Inc             COM    94106l109     404  11,979 SH        Sole           11,979
Wendys Co                        COM    95058W100   2,142 455,690 SH        Sole          455,690
Western Union Co                 COM    959802109     936  68,806 SH        Sole           68,806
XO Group Inc                     COM    983772104     139  14,958 SH        Sole           14,958
Yahoo Inc                        COM    984332106   1,000  50,250 SH        Sole           50,250